Business combinations and disposals - IHS Kuwait Limited (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2023 item	Sep. 30, 2022 item	Oct. 31, 2021 item	Apr. 30, 2021 item	Dec. 31, 2024	Dec. 31, 2023 USD ($) item	Dec. 31, 2021 item
Business Combinations
Number of businesses acquired					0
IHS Kuwait acquisition of towers in Kuwait
Business Combinations
Number of Towers Acquired | item	101	43	126	67		101
Percentage of interest in net assets acquired						70.00%
Gross consideration						$ 6,408
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW						(1,922)
Net consideration for 70% controlling interest in the acquired towers						4,486
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment						5,576
Customer related assets						2,224
Network-related assets						766
Trade and other payables						(2,158)
Total identifiable net assets acquired (at 100%)						6,408
Non-controlling interest portion of above at 30%						$ 1,922
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis						100.00%
Zain Kuwait | IHS GCC Limited
Business Combinations
Subscribed percentage of ownership interests in counterparty						30.00%	30.00%
IHS Kuwait Limited
Business Combinations
Towers to be acquired | item							1,620
Number of Towers Acquired | item							1,162